FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Effect of Hedge Accounting, Cash Flow Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Total current derivative assets (note 4.5)	$ 305	$ 643
Total non-current derivative assets (note 4.6)	133	163
Total current derivative liabilities (note 4.8)	(327)	(360)
Total non-current derivative liabilities (note 9.2)	(343)	(76)
Cash Flow Hedge Reserve Rollforward:
Gains or losses reclassification adjustment and hedge ineffectiveness	(415)	15	$ (1,899)
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Assets carrying amount	163	500
Liabilities carrying amount	(296)	(126)
Total current derivative assets (note 4.5)	59	373
Total non-current derivative assets (note 4.6)	104	127
Total current derivative liabilities (note 4.8)	(85)	(120)
Total non-current derivative liabilities (note 9.2)	(211)	(6)
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	1,561	1,882
Hedging gains or losses of the reporting period that were recognized in OCI	(311)	(332)
Gains or losses reclassification adjustment and hedge ineffectiveness	62	(30)
Basis adjustment	(356)	41
Cash flow hedge reserve at end of period	956	1,561	1,882
Reserve of cash flow hedges	956	1,561
Cash flow hedges | Derivative contract, equity method investments
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	365	417	1,023
Cash flow hedges | Foreign exchange contracts
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	(184)	28
Cash flow hedges | Commodities
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	296	633
Cash flow hedges | Emission rights
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	844	900
Other Hedges
Disclosure of detailed information about hedging instruments [line items]
Total current derivative assets (note 4.5)	246	270
Total non-current derivative assets (note 4.6)	29	36
Total current derivative liabilities (note 4.8)	(242)	(240)
Total non-current derivative liabilities (note 9.2)	(132)	(70)
Currency risk | Cash flow hedges | Foreign exchange contracts
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	28	13
Hedging gains or losses of the reporting period that were recognized in OCI	(152)	16
Gains or losses reclassification adjustment and hedge ineffectiveness	(18)	(17)
Basis adjustment	(42)	16
Cash flow hedge reserve at end of period	(184)	28	13
Commodity price risk | Cash flow hedges | Commodities
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	633	1,020
Hedging gains or losses of the reporting period that were recognized in OCI	(105)	(402)
Gains or losses reclassification adjustment and hedge ineffectiveness	82	(10)
Basis adjustment	(314)	25
Cash flow hedge reserve at end of period	296	633	1,020
Commodity price risk | Cash flow hedges | Emission rights
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	900	849
Hedging gains or losses of the reporting period that were recognized in OCI	(54)	54
Gains or losses reclassification adjustment and hedge ineffectiveness	(2)	(3)
Basis adjustment	0	0
Cash flow hedge reserve at end of period	$ 844	$ 900	$ 849
Prepaid expenses and other current assets/Accrued expenses and other liabilities | Currency risk | Cash flow hedges | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	1,472	2,840
Assets carrying amount	$ 9	$ 12
Liabilities carrying amount	$ (54)	$ (50)
Prepaid expenses and other current assets/Accrued expenses and other liabilities | Commodity price risk | Cash flow hedges | Commodities
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	354	1,118
Assets carrying amount	$ 50	$ 361
Liabilities carrying amount	$ (31)	$ (70)
Prepaid expenses and other current assets/Accrued expenses and other liabilities | Commodity price risk | Cash flow hedges | Emission rights
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	0	0
Assets carrying amount	$ 0	$ 0
Liabilities carrying amount	$ 0	$ 0
Other assets/Other long-term obligations | Currency risk | Cash flow hedges | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	1,326	0
Assets carrying amount	$ 43	$ 0
Liabilities carrying amount	$ (192)	$ 0
Other assets/Other long-term obligations | Commodity price risk | Cash flow hedges | Commodities
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	254	524
Assets carrying amount	$ 61	$ 127
Liabilities carrying amount	$ (19)	$ (6)